5. EQUIPMENT, NET (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Less: accumulated depreciation	$ (23,319)	$ (65,212)	$ (44,040)	$ (23,319)
Property and equipment, net	88,390	116,502	113,532	88,390
Office equipment [Member]
Estimated useful lives of equipment	5 years	5 years	5 years
Equipment, gross	26,354	50,496	26,354	26,354
Mining and other equipment [Member]
Estimated useful lives of equipment	5-7 years	5-7 years	5-7 years
Equipment, gross	$ 85,355	$ 131,218	$ 131,218	$ 85,355